Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Summary of the major class of assets acquired and liabilities assumed at the date of acquisition

Cash	$36,502
Accounts receivable	4,737,280
Inventory	751,112
Other current assets (a)	5,724,522
Property, plant and equipment	35,006
Account payables	(1,783,102)
Other current liabilities (b)	(9,501,320)

Net assets acquired	$-

Summary of allocation of the purchase price reflecting the amounts of each major class of assets acquired and liabilities assumed at the date of acquisition
Assets
Inventory	$3,053,859
Furniture, fixtures and equipment, net	2,386,782
VAT Recoverable	144,654
Goodwill	452,449

Net assets acquired	$6,037,744

Cash paid for acquisition	$6,037,744